RELATED PARTY TRANSACTIONS (Details 2) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions [abstract]
Management fees	$ 0	$ 35,000	$ 60,000